Schedule of cash generating unit (Details) - CAD ($) $ in Thousands				12 Months Ended
	Jun. 30, 2026	Jul. 09, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Impairment				$ (4,724)	$ (30,374)	$ (4,100)
SFF Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	$ 64,123	$ 74,568	$ 73,715	64,123	73,715
Impairment	(4,724)	(17,778)	(10,761)
Recoverable amount, June 30, 2025	$ 59,399	56,790	$ 62,954	$ 59,399	$ 62,954
Discount rate (pre-tax)	9.25%		9.18%	9.25%	9.18%
Revenue equipment degradation rate	0.74%		0.74%	0.74%	0.74%
Normal use life of assets				Remaining contract life of power purchase agreements
Operating expense inflation			2.00%		2.00%
SFF Inc [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	$ 11,153	10,564	$ 25,540	$ 11,153	$ 25,540
Impairment	(2,925)		(3,908)
Recoverable amount, June 30, 2025	8,228	10,564	21,632	8,228	21,632
SFF Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	16,701	20,920	19,611	16,701	19,611
Impairment	(748)		(1,624)
Recoverable amount, June 30, 2025	15,953	20,920	17,987	15,953	17,987
SFF Inc [member] | Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	38,427			38,427
Impairment	(1,051)
Recoverable amount, June 30, 2025	37,376			37,376
SFF Inc [member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	(3,801)	23,663		(3,801)
Impairment
Recoverable amount, June 30, 2025	(3,801)	23,663		(3,801)
SFF Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,643	19,421	1,643	1,643	1,643
Impairment		(17,778)
Recoverable amount, June 30, 2025	1,643	$ 1,643	1,643	1,643	1,643
SFF Inc [member] | Other net liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025			26,921		26,921
Impairment			(5,229)
Recoverable amount, June 30, 2025			21,692		21,692
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	3,487		7,009	3,487	7,009
Impairment	(1,114)		(3,233)
Recoverable amount, June 30, 2025	2,373		$ 3,776	2,373	$ 3,776
Discount rate (pre-tax)			13.50%		13.50%
Revenue equipment degradation rate			0.55%		0.55%
Normal use life of assets					Remaining contract life of power purchase agreements
Operating expense inflation			2.00%		2.00%
OFIT GM Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,307		$ 1,423	1,307	$ 1,423
Impairment	(335)
Recoverable amount, June 30, 2025	972		1,423	972	1,423
OFIT GM Inc [member] | Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,913		2,064	1,913	2,064
Impairment	(490)
Recoverable amount, June 30, 2025	1,423		2,064	1,423	2,064
OFIT GM Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	289		3,522	289	3,522
Impairment	(289)		(3,233)
Recoverable amount, June 30, 2025			289		289
OFIT GM Inc [member] | Other net liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	(22)			(22)
Impairment
Recoverable amount, June 30, 2025	(22)			(22)
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,533		2,487	1,533	2,487
Impairment	(721)		(867)
Recoverable amount, June 30, 2025	812		$ 1,620	$ 812	$ 1,620
Discount rate (pre-tax)			13.90%		13.90%
Revenue equipment degradation rate			0.55%		0.55%
Normal use life of assets				Remaining contract life of power purchase agreements
Operating expense inflation			2.00%		2.00%
OFIT RT Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	532		$ 579	$ 532	$ 579
Impairment	(224)
Recoverable amount, June 30, 2025	308		579	308	579
OFIT RT Inc [member] | Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	826		891	826	891
Impairment	(347)
Recoverable amount, June 30, 2025	479		891	479	891
OFIT RT Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	150		1,017	150	1,017
Impairment	(150)		(867)
Recoverable amount, June 30, 2025			150		150
OFIT RT Inc [member] | Other net liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	25			25
Impairment
Recoverable amount, June 30, 2025	$ 25			$ 25